Accounts Payable - Other	12 Months Ended
Dec. 31, 2011
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 9 -   Accounts Payable – Other

	December 31,
	2011	2010
Government institutions	$5,145	$4,983
Liabilities relating to employees	15,370	14,385
Advances from customers	201	109
Warranty	665	340
Commissions	1,857	1,497
Accrued expenses	5,159	4,751

	$28,397	$26,065